LEASE (Schedule of Maturities of lease liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of the lease liabilities
2025	$ 296
2026 and thereafter	130
Total undiscounted lease payments	426
Less: Imputed interest	(17)
Present value of lease liabilities balance	409	$ 1,095
Amounts due within 12 months	281	748
Long-term lease liabilities	$ 128	$ 347